Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class B | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Class B | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class B | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class B | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class B | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class B | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class B | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class B | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class B | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class B | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class B | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class B | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class R6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R6 | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R6 | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Y | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class Y | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class Y | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Y | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Y | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Y | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%